[Letterhead of GE Life and Annuity Assurance Company]
    As Filed with the Securities and Exchange Commission on February 5, 1999

                                                     Registration No. 333-41031

                       Securities and Exchange Commission
                              Washington, DC 20549

                         Post-Effective Amendment No. 2
                                    Form S-6

                For Registration Under The Securities Act Of 1933
                     Of Securities Of Unit Investment Trust
                            Registered On Form N-8b-2

                      GE Life & Annuity Separate Account II
                              (Exact name of trust)

                      GE Life and Annuity Assurance Company
                               (Name of depositor)
                             6610 West Broad Street
                            Richmond, Virginia 23230
          (Complete address of depositor's principal executive offices)


Name and complete address of agent for service:        copy to:

Patricia L. Dysart, Esq.                   Stephen E. Roth, Esq.
GE Life and Annuity Assurance Company      Sutherland Asbill & Brennan LLP
6610 West Broad Street                     1275 Pennsylvania Ave., N.W.
Richmond, Virginia  23230                  Washington, DC  20004-2415

It is proposed that this filing will become effective:
    immediately upon filing pursuant to paragraph (b) of Rule 485
__ on May 1, 1998  pursuant to paragraph (b) of Rule 485
 X_ 60 days after filing
pursuant to paragraph (a) of Rule 485
_on ___________  pursuant to paragraph (a)of Rule 485


Securities Being Offered: Flexible Premium Variable Life Insurance Policies

                                     PART I

                      GE Life & Annuity Separate Account II
                               Prospectus For The
                Flexible Premium Variable Deferred Annuity Policy
                            Policy Form P1250CR 10/97

                                   issued by:
                      GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230



This prospectus describes an individual flexible premium variable life insurance policy offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection, premium flexibility, and the ability to change death benefits.

You can elect one of two Death Benefit Options under the Policy. Under Option A, your Life Insurance Proceeds will equal the greater of (1) the Specified Amount plus the Policy's Account Value, or (2) the Account Value multiplied by the applicable corridor percentage. Under Option B, the Life Insurance Proceeds will equal the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the applicable corridor percentage. We guarantee that your Life Insurance Proceeds will at least equal the Specified Amount so long as your Policy is in force.

You direct your premiums to the Investment Subdivisions of Separate Account II. Each Investment Subdivision invests in shares of the Funds. We list the Funds, and their currently available portfolios below.

Janus Aspen Series:
     Growth  Portfolio,   Aggressive  Growth  Portfolio,   International  Growth
     Portfolio, Worldwide Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, Capital Appreciation Portfolio
Variable Insurance Products Fund:
     VIP Equity-Income Portfolio, VIP Overseas Portfolio, VIP Growth
Portfolio Variable Insurance Products Fund II:
     VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio
Variable Insurance Products Fund III:
     VIP III Growth & Income Portfolio, VIP III Growth Opportunities
Portfolio GE Investments Funds, Inc.:
     S&P 500 Index Fund, Money Market Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund, Value Equity Fund, Income Fund, U.S. Equity Fund
Oppenheimer Variable Account Funds:
     Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund, Oppenheimer High Income Fund, Oppenheimer Multiple Strategies Fund
Federated Insurance Series:
     Federated American Leaders Fund II, Federated Utility Fund II, Federated High Income Bond Fund II
The Alger American Fund:

     Alger American Growth Portfolio, Alger American Small Capitalization Portfolio
PBHG Insurance Series Fund, Inc.
     PBHG Growth II Portfolio and PBHG Large Cap Growth Portfolio
Goldman Sachs Variable  Insurance  Trust:
     Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund Salomon Brothers Variable Series Fund:*
     Salomon Investors Fund, Salomon Total Return Fund, Salomon Strategic Bond Fund

         *Not available in all states and may not be available in all markets.

         Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in Separate Account II.

         You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.

         The  Securities   and  Exchange   Commission  has  not  approved  these
securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

         This Prospectus contains information about Separate Account II that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

         The date of this Prospectus is ___ __, 1999

                                TABLE OF CONTENTS

                                                                         Page

DEFINITIONS.............................................................
POLICY SUMMARY..........................................................
RISK SUMMARY............................................................
FUND ANNUAL EXPENSE TABLE...............................................
     Other Policies.....................................................
GE LIFE AND ANNUITY ASSURANCE COMPANY...................................
     State Regulation...................................................
SEPARATE ACCOUNT II.....................................................
     Changes to Separate Account II.....................................
THE FUNDS...............................................................
     Investment Subdivisions............................................
     Balanced Funds.....................................................
     Aggressive Growth Funds............................................
     Growth Funds.......................................................
     Growth and Income Funds............................................
     Corporate Bond Funds...............................................
     High Yield Bond Funds..............................................
     Speciality Funds...................................................
     Diversified Bond funds.............................................
     Global Stock Funds.................................................
     Money Market Funds.................................................
     Your Right to Vote Portfolio Shares................................
CHARGES AND DEDUCTIONS..................................................
     Premium Charge.....................................................
     Mortality and Expense Risk Charge..................................
     Monthly Deduction..................................................
     Cost of Insurance..................................................
     Surrender Charge...................................................
     Partial Surrender Processing Fee...................................
     Transfer Charge....................................................
     Other Charges......................................................
     Reduction of Charges for Group Sales...............................
THE POLICY..............................................................
     Applying for a Policy..............................................
     Owner..............................................................
     Beneficiary........................................................
     Changing the Beneficiary...........................................
     Canceling a Policy.................................................
PREMIUMS................................................................
     General............................................................
     Tax Free Exchanges (1035 Exchanges)................................
     Periodic Premium Plan..............................................
     Minimum Premium Payment............................................
     Allocating Premiums................................................
HOW YOUR ACCOUNT VALUE VARIES...........................................
     Account Value......................................................
     Surrender Value....................................................
     Investment Subdivision Values......................................
     Unit Values........................................................
TRANSFERS...............................................................
     General............................................................
     Dollar-Cost Averaging..............................................
     Portfolio Rebalancing..............................................
     Powers of Attorney.................................................
DEATH BENEFITS..........................................................
     Amount of Death Benefit Payable ...................................
     Death Benefit Options..............................................
     Changing the Death Benefit Option..................................
     Accelerated Benefit Rider..........................................
     Changing the Specified Amount......................................
SURRENDERS AND PARTIAL WITHDRAWALS......................................
     Surrenders.........................................................
     Partial Surrenders.................................................
     Effect of Partial Surrenders on Life Insurance Proceeds............
LOANS...................................................................
     General............................................................
     Preferred Policy Debt..............................................
     Interest Rate Charged..............................................
     Repayment of Policy Debt...........................................
     Effect of Policy Loans ............................................
LAPSE...................................................................
     Premium to Prevent Lapse...........................................
     Your Policy will Remain in Effect During the Grace Period..........
     Requesting Payments................................................
PAYMENTS AND TELEPHONE TRANSACTIONS.....................................
     Requesting Payments................................................
     Telephone Transactions.............................................
TAX CONSIDERATIONS......................................................
     Tax Status of the Policy...........................................
     Tax Treatment of Policy - General..................................
     Special Rules for Modified Endowment Contracts.....................
     Taxation of the Company............................................
     Income Tax Withholding.............................................
     Other Considerations...............................................
OTHER POLICY INFORMATION................................................
     Exchange Privilege.................................................
     Optional Payment Plans.............................................
     Dividends..........................................................
     Incontestability...................................................
     Suicide Exclusion..................................................
     Misstatement of Age or Sex.........................................
     Written Notice.....................................................
     Trustee............................................................
     Other Changes......................................................
     Reports............................................................
     Change of Owner....................................................
     Supplemental Benefits..............................................
     Using the Policy as Collateral.....................................
     Reinsurance........................................................
     Legal Proceedings..................................................
ADDITIONAL INFORMATION..................................................
     Sale of the Policies...............................................
     Legal Matters......................................................
     Year 2000 Readiness Disclosure.....................................
     Experts............................................................
     KPMG\Peat Marwick LLP..............................................
     Actuarial matters..................................................
     Financial Statements...............................................
     Executive Officers and Directors...................................
     Other Information..................................................
HYPOTHETICAL ILLUSTRATIONS..............................................




This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

                                   DEFINITIONS


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account Value -- Account Value is the total amount under the Policy in each Investment Subdivision and the General Account.

Age -- The age on the Insured's birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- The Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the death benefit payable at the death of the Insured.

Continuation Amount -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

Continuation Period -- The number of Policy years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

Eligible Proceeds -- Total Proceeds subject to a maximum of $250,000 from all our policies or certificates covering the Insured.

Fund -- Any open-end management investment company or unit investment trust in which Separate Account II invests.

General Account -- Assets of GE Life and Annuity other than those allocated to Separate Account II or any of our other separate accounts.

Home Office -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230, 1-804-281-6000.

Insured -- The person upon whose life we issue the Policy.

Investment Subdivision -- A subdivision of Separate Account II, the assets of which invest exclusively in a corresponding Fund.

Life Insurance Proceeds -- The amount payable upon the death of the Insured. We will reduce the Life Insurance Proceeds by outstanding Policy Debt and past due charges, if any, to determine the death benefit payable under the Policy.

GE Life and Annuity -- GE Life and Annuity Assurance Company.

Monthly Anniversary Day -- The same day in each month as the Policy Date.

Net Premium -- The portion of each premium you allocate to one or more Investment Subdivisions.

Net Premium Factor -- The factor we use in determining the Net Premium which represents a deduction from each premium paid.

Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date less (a) divided by (b), where:

         (a) is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and
         (b)      is the Net Premium Factor.

Optional Payment Plan -- A plan under which Life Insurance Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

Policy -- The Policy with any attached application(s), any riders, and endorsements.

Policy Date -- The date we issue the Policy and the date the Policy becomes effective. We measure Policy Years and Anniversaries from the Policy Date.

Policy Debt -- The amount of outstanding loans plus accrued interest.

Policy Month -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

Separate Account II -- GE Life & Annuity Separate Account II, the segregated asset account of GE Life and Annuity to which you allocate Net Premiums.

Specified Amount -- An amount we use in determining the insurance coverage on an Insured's life.

Surrender Value -- The amount we pay you when you surrender the Policy.

Total Proceeds -- Life Insurance Proceeds plus any additional term insurance on a terminally ill Insured added to the Policy by rider, not including the Children's Insurance Rider. Total proceeds will not include any proceeds payable under the Accidental Death Benefit Rider or any proceeds payable under the Policy or any additional term insurance rider on the Insured that would expire within 24 months of the date we receive proof of terminal illness. We will not adjust Total Proceeds for any Policy Debt, but we will make adjustments for Total Proceeds for any misstatement of age or sex of a terminally ill Insured.

Unit Value -- A unit of measure we use to calculate the Account Value for each Investment Subdivision.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that the Investment Subdivision's corresponding Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and continues to the end of the next Valuation Day.

Policy Summary


-------------------------------------------------------------------------------
                                    PREMIUMS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
o You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. See Periodic Premium Plan.
-------------------------------------------------------------------------------
o Premium amounts depend on the Insured's Age, sex (where applicable), risk class, Specified Amount selected, and any supplemental benefit riders. See Premiums.
-------------------------------------------------------------------------------
o You may make unscheduled premium payments, within limits.  See Premiums.
-------------------------------------------------------------------------------

o Under certain circumstances, you may have to pay extra premiums to prevent lapse. See Premium to Prevent Lapse.
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                             DEDUCTION FROM PREMIUMS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
o Currently, we deduct an 8% premium charge (10% maximum) from each premium before we place it in an Investment Subdivision. We refer to the premium minus the charges as a Net Premium. We do not assess a premium charge against the policy loan portion of a premium received from the rollover of a life insurance policy. See Premium Charge.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                           ALLOCATION OF NET PREMIUMS
-------------------------------------------------------------------------------





-------------------------------------------------------------------------------
o You allocate your Net Premiums among up to seven of the Investment Subdivisions of Separate Account II. We will place any premiums received prior to 1) the date we approve the application and 2) the date we receive all the forms we need to issue the Policy in a non-interest bearing cash account. For states that require the refund of premiums during the free look period, we will allocate Net Premiums to the Money Market Investment Subdivision for 15 days, then to Investment Subdivisions you designate. See Net Premium Allocations for rules and limits.
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
o The Investment Subdivisions invest in corresponding portfolios of the following Funds:
-------------------------------------------------------------------------------

----------------------------------------------------------- -------------------


Janus Aspen Series                          Oppenheimer Variable Account Funds
  Growth Portfolio                             Oppenheimer Bond Fund
  Aggressive Growth Portfolio                  Oppenheimer Aggressive Growth
  International Growth Portfolio                   Fund
  Worldwide Growth Portfolio                   Oppenheimer Growth Fund
  Balanced Portfolio                           Oppenheimer High Income Fund
  Flexible Income Portfolio                    Oppenheimer Multiple Strategies
  Capital Appreciation Portfolio                   Fund
Variable Insurance Products Fund             Federated Insurance Series
  VIP Equity-Income Portfolio                  Federated American Leaders
  VIP Overseas Portfolio                           Fund II
  VIP Growth Portfolio                         Federated Utility Fund II
Variable Insurance Products Fund II            Federated High Income Bond
  VIP II Asset Manager Portfolio                   Fund II
  VIP II Contrafund Portfolio                The Alger American Fund
Variable Insurance Products Fund III           Alger American Growth Portfolio
  VIP III Growth & Income Portfolio            Alger American Small
  VIP III Growth Opportunities Portfolio         Capitalization Portfolio
GE Investments Funds, Inc.                   PBHG Insurance Series Fund, Inc.
   S&P Index Fund                              PBHG Growth II Portfolio
   Money Market Fund                           PBHG Large Cap Growth Portfolio
   Total Return Fund                         Goldman Sachs Variable
   International Equity Fund                 Insurance Trust
   Real Estate Securities Fund                 Growth and Income Fund
   Global Income Fund                          Mid Cap Equity Fund
   Value Equity Fund                         Salomon Brothers Variable
   Income Fund                               Series Fund
   U.S. Equity Fund                            Investors Fund
                                               Total Return Fund
                                               Strategic Bond Fund

                                  See Investment Subdivisions.


----------------------------------------------------------- -------------------



-------------------------------------------------------------------------------
                              DEDUCTION FROM ASSETS
-------------------------------------------------------------------------------
o Each Fund deducts  management  fees and other  expenses  from its assets.
-------------------------------------------------------------------------------
o We deduct a daily mortality and expense risk charge at a current effective annual rate of 0.70% (maximum effective annual rate of 0.70%) from assets in the Investment Subdivisions.
-------------------------------------------------------------------------------
o We make a monthly deduction from your Account Value for (1) the cost of insurance, (2) a current monthly policy charge of $15 in the first Policy Year ($15 per month maximum in the first Policy Year) and $6 per month thereafter ($12 per month maximum after the first Policy Year), and (3) supplemental benefit charges. The monthly deduction will also include the increase charge for the first month following an increase in the Specified Amount.

-------------------------------------------------------------------------------
                                  ACCOUNT VALUE
-------------------------------------------------------------------------------

o Account Value equals the total amount in each Investment  Subdivision and the General Account.
-------------------------------------------------------------------------------
o Account Value serves as the starting point for calculating certain values under a Policy, such as the Surrender Value and the Life Insurance Proceeds. Account Value varies from day to day to reflect investment experience of the Investment Subdivisions, charges deducted and other Policy transactions (such as Policy loans, transfers and partial surrenders). See How Your Account Value Varies.
-------------------------------------------------------------------------------
o You can transfer Account Value among the Investment Subdivisions. A $10 transfer processing fee applies to each transfer made after the first transfer in a Policy Month. See Transfers for rules and limits. Policy loans reduce the
amount        available       for        allocations        and       transfers.
-------------------------------------------------------------------------------
o There is no minimum guaranteed Account Value. During the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction and the Net Total Premium is less than the Continuation Amount. After the Continuation Period, the Policy will lapse if the Surrender Value is to low to cover the monthly deduction. See Premium to Prevent Lapse.



-----------------------------------------------------------      -----------------------------------------------------

                      CASH BENEFITS                                                 DEATH BENEFITS
o  You may take a Policy loan for up to 90% of Account           o The  minimum  Specified Amount available is $100,000.
   Value less any Surrender Charges, and less any Policy
   Debt.  See Loans.
                                                                 o  You may choose from two death benefit options:
o  You may partially  surrender  your Policy.  The minimum          Option A (greater of Specified Amount plus Account
   partial surrender amount is $599, and a fee equal to the         Value, or a specified percentage of Account Value);
   lesser of $25 or 2% of the amount of the partial surrender       or Option B (greater of Specified Amount, or a
   will apply to each Partial Surrender.  If you select Option      specified percentage of Account Value).  See
   B, you may only make a partial surrender after the first         Death Benefits.
   Policy year.  See Partial Surrender.
   Surrender.                                                    o  A death benefit is payable as a lump sum or under
                                                                    a variety of payment options.
o  You can surrender your Policy at any time for its
   Surrender Value (Account Value minus Policy Debt and          o  You may change the Specified Amount and the death
   minus any applicable surrender charge).  A surrender             benefit option.  See Change in Existing Coverage
   charge will apply during the first 15 Policy Years.              and Changing the Death Benefit Option for rules
   See Full Surrender and Surrender Charge.                         and limits.

o  You may choose from a variety of payment options.  See        o  During the Continuation Period, the death benefit
   Requesting Payments.                                             guarantee keeps the Policy in force regardless of
                                                                    the sufficiency of Surrender Value so long as Net
                                                                    Total Premium is at least equal to the
                                                                    Continuation Amount.  See Death Benefit Guarantee.

-----------------------------------------------------------      -----------------------------------------------------

Risk Summary
-------------------------------------------------------------------------------
Investment Risk

               Your Account Value is subject to the risk that investment performance will be Risk unfavorable and that your Account Value will decrease. Because we continue to deduct charges from Account Value, if investment results are sufficiently unfavorable, the Surrender Value of your Policy may fall to zero. In that case, the Policy will lapse without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a lapse during the 61-day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Account Value, through partial surrenders and Policy loans.


-------------------------------------------------------------------------------

Risk of Lapse

               If the Surrender Value of your Policy is too low to pay the Monthly Deduction and loan charges when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if withdrawals, loans, and monthly deductions reduce your Surrender Value to too low an amount and/or if the investment experience of your selected Investment Subdivisions is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will end without value, insurance coverage will no longer be in effect, and you will receive no benefits. After lapse, you may reinstate your Policy within three years subject to certain conditions.



Tax Risks

               We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, death benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. You should consult a qualified tax advisor in all tax matters involving your Policy.



Limits on Partial Surrenders

               The Policy permits you to take partial surrenders. However, if you selected Option B, you may only make partial surrenders after the first Policy year.

               The minimum partial surrender amount is $500, and we will assess a processing fee on the surrender.

               Partial surrenders will reduce your Account Value and Life Insurance Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders.



Effects of Policy Loans

               A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the Investment Subdivisions as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Investment Subdivisions. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Subdivisions, the effect could be favorable or unfavorable. A Policy loan also reduces the death benefit proceeds.

               A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.



Comparison  with other
insurance policies

               The Policy is similar in many ways to universal life. As with universal life insurance:


                    o the Owner pays premiums for insurance coverage on the Insured;

                    o the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insured's lifetime;

                    o and the Surrender Value may be substantially lower than the premiums paid.

                    However, the Policy differs from universal life insurance in that it permits you to place your premium in the Investment Subdivisions. The amount and duration of life insurance protection and of the Policy's Account Value will vary with the investment performance of Investment Subdivisions.

                    The Surrender Value of your Policy may decrease if the investment performance of the Investment Subdivisions to which you allocate Account Value is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and the Continuation Period is not in effect, the Policy will lapse without value after a grace period.

                            FUND ANNUAL EXPENSE TABLE


This table describes the Fund fees and expenses during the time that you own the Policy. These fees and expense are shown as a percentage of net assets for the year ended December 31, 1998. The prospectus for each Fund contains more detail concerning a Fund's fees and expenses.

Fee and expenses will be included in a subsequent post-effective amendment.

                                                                                                   Total Annual
Fund                                               Management Fees             Other Expenses             Expenses
Balanced
      Janus Aspen Balanced Portfolio
      VIP II Asset Manager Portfolio
      Salomon Brothers Total Return Fund*
      GE Total Return Fund
      Oppenheimer Multiple Strategies Fund
Aggressive Growth
      Janus Aspen Aggressive Growth Portfolio
      Oppenheimer Aggressive Growth Fund
      Alger American Small Capitalization Portfolio
Growth
      Janus Aspen Growth  Portfolio
      Janus Aspen Capital  Appreciation  Portfolio
      Alger  American  Growth  Portfolio
      VIP II Contrafund  Portfolio
      VIP Growth Portfolio
      Oppenheimer Growth Fund VIP III
      Growth Opportunities  Portfolio
      Goldman  Sachs Mid Cap Equity  Fund
      GE Value  Equity  Fund
      PBHG  Growth II Portfolio
      PBHG Large Cap Growth Portfolio
Growth & Income
      Federated  American Leaders Fund II
      GE US Equity Fund
      Goldman Sachs Growth & Income Fund
      Salomon Brothers Investors Fund*
      VIP Equity-Income Portfolio
      VIP III Growth & Income Portfolio
      GE S&P 500 Index Fund
International Stock
      Janus Aspen International Growth Portfolio
      VIP Overseas Portfolio
      GE International Equity Fund
Corporate Bond
      Oppenheimer Bond Fund
      Salomon Brothers Strategic Bond Fund*
      GE Income Fund
High Yield Bond
      Oppenheimer High Income Fund
      Federated High Income Bond Fund
Specialty
      Federated Utility Fund II
      GE Real Estate Securities Fund
Diversified Bond
      Janus Aspen Flexible Income Portfolio
Global Stock
      Janus Aspen Worldwide Growth Portfolio
International Bond
      GE Global Income Fund
Money Market
      GE Money Market Fund

         *These funds are not currently available in all states or all markets.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements provided by certain of the Funds will continue.


Other Policies

We offer other variable life insurance policies which also invest in the same portfolios of the Funds. These policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.


                      GE LIFE AND ANNUITY ASSURANCE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We are principally engaged in the offering of life insurance and annuity policies. We are admitted to do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Corporation ("GE Capital Assurance" ) owns eighty percent of our capital stock. GE Financial Assurance Holdings, Inc. owns the remaining 20%. GE Capital Assurance and GE Financial Assurance Holdings, Inc. are indirect wholly owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's ultimate parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large electric power generation equipment.

GNA Corporation, a direct wholly-owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

State Regulation

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia
Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of Separate Account II and certifies their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


                               SEPARATE ACCOUNT II


We established GE Life & Annuity Separate Account II ("Separate Account II") as a separate investment account on August 21, 1986. Separate Account II currently has forty Investment Subdivisions available under the Policy. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the eleven Funds described below.

The assets of Separate Account II belong to us. However, we may not charge the assets in Separate Account II attributable to the Policies with liabilities arising out of any other business which we may conduct. If Separate Account II's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of Separate Account II are credited to or charged against Separate Account II without regard to the income, gains or losses arising out of any other business we may conduct.

Separate Account II is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Separate Account II by the SEC.

Changes to Separate Account II

Separate Account II may include other Investment Subdivisions that are not available under the Policy. We may substitute another investment subdivision or insurance company separate account under the Policy if, in our judgment, investment in a Investment Subdivision should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another investment subdivision or insurance company separate account is in the best interest of Owners. No substitution may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

We may also, where permitted by law;

o        create new separate accounts;

o        combine separate accounts, including Separate Account II;

o add new Investment Subdivisions or remove Investment Subdivisions from Separate Account II;

o make the Investment Subdivisions available under other policies we issue;

o        deregister Separate Account II under the 1940 Act; and

o operate Separate Account II under the direction of committee or in another form.


                                    THE FUNDS


You decide the Investment Subdivisions to which you direct Net Premiums. You may change your allocation without penalty or charges. There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your Net Premiums and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.


---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Investment Subdivision                                        Investment  Objective                      Adviser (and Sub-
                                                                                                         Adviser, as applicable)
--------------------------------------- ---------------------------------------------------------------- -------------------------
--------------------------------------- ---------------------------------------------------------------- -------------------------
                                                               Balanced Funds


--------------------------------------- ---------------------------------------------------------------- --------------------------

Janus Aspen Series                      Long term growth of capital, consistent with the preservation    Janus Capital
Balanced Portfolio                      of capital and balanced by current income.  Normally invests     Corporation
                                        40-60% of its assets in securities selected primarily for
                                        their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

-------------------------------------- ---------------------------------------------------------------- --------------------------

Fidelity Variable Insurance             High total return with reduced risk over the long-term by        Fidelity Management &
Products Fund II                        allocating assets among domestic and foreign stocks, bonds and   Research Company
VIP II Asset Manager Portfolio          short-term fixed income instruments.

--------------------------------------- ---------------------------------------------------------------- --------------------------

Salomon Brothers Variable               Primarily invests in a broad variety of securities,              Salomon Brothers
Series Funds                            including stocks, fixed-income securities and short-term         Asset Management
Total Return Fund                       obligations.                                                     Inc
(currently not available in
California and may not be available
in all markets)

--------------------------------------- ---------------------------------------------------------------- -------------------------

GE Investments Funds                    Objective of providing highest total return, composed of GE      GE Investment
Total Return Fund                       current  income and capital  appreciation,  as is                Management, Incorporated
                                        consistent with Management prudent  investment risk by
                                        investing in common  stock,  bonds  Incorporated  and
                                        money market instruments, the proportion of each being
                                        continuously determined by the investment adviser.

--------------------------------------- ---------------------------------------------------------------- -------------------------

Oppenheimer  Variable                   Total investment return (which includes current income and        OppenheinerFunds, Inc,
Account Funds                           capital  appreciation in the values of itsshares) from
Multiple  Strategies  Fund              investments  in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

----------------------------------------------------------------------------------------------------------------------------------
                                                    Aggressive Growth Funds
--------------------------------------- ---------------------------------------------------------------- -------------------------

Janus Aspen Series                      Non-diversified portfolio achieving long-term growth of          Janus Capital Corporation
Aggressive Growth Portfolio             capital by normally investing at least 50% of its equity
                                        assets in securities issued by medium-sized companies.

--------------------------------------- ---------------------------------------------------------------- -------------------------

Oppenheimer Variable Account Funds      Achieves capital appreciation by investing in "growth-type"      OppenheimerFunds, Inc.
Aggressive Growth Fund                  companies.  Before May 1, 1998 this fund was known as Capital
                                        Appreciation Fund.
--------------------------------------- ---------------------------------------------------------------- -------------------------

The Alger American Fund                 Long-term capital appreciation. Except during temporary          Fred Alger Management, Inc.
Alger American Small                    defensive periods, the portfolio invests at least 65% of its
Capitalization Portfolio                total assets in equity securities of companies that, at the time of purchase of the securities, have total market
                                        capitalization within the range of companies included in the
                                        Russell 2000 Growth Index or the S&P Small Cap 600 Index,
                                        updated quarterly. Both indexes are broad indexes of small capitalization stocks. The portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this  combined  range  and in  excess of that  amount (up to
                                        100% of its  assets) during temporary defensive periods.

---------------------------------------------------------------------------------------------------------------------------------

                                                          Growth Funds
---------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series                      Long-term capital growth consistent with the preservation of     Janus Capital Corporation
Growth Portfolio                        capital and pursues its objective by investing in common
                                        stocks of companies of any size. Emphasizes larger, more
                                        established issuers.

--------------------------------------- ---------------------------------------------------------------- -------------------------

Janus Aspen Series                      Long-term growth of capital by investing  primarily in common    Janus Capital Corporation
Capital Appreciation Portfolio          stocks of companies of any size.

--------------------------------------- ---------------------------------------------------------------- -------------------------

The Alger American Fund                 Long-term capital appreciation. Except during temporary          Fred Alger Management. Inc.
Alger American Growth Portfolio         defensive periods, this portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase have a total market capitalization of $1
                                        billion or greater.

--------------------------------------- ---------------------------------------------------------------- -------------------------

Fidelity Variable Insurance             Capital appreciation by investing mainly in equity securities    Fidelity
Products Fund II                        of companies believed to be undervalued or out-of-favor.         Management &
VIP II Contrafund Portfolio                                                                              Research Company

--------------------------------------- ---------------------------------------------------------------- -------------------------

Fidelity Variable Insurance             Capital appreciation by normally purchasing common stocks,       Fidelity
Products Fund                           although its investments are not restricted to any one type of   Management &
VIP Growth Portfolio                    security. Capital appreciation may also be found in other        Research Company
                                        types of securities, including bonds and preferred stocks.

--------------------------------------- ---------------------------------------------------------------- -------------------------

Oppenheimer Variable                    Capital appreciation normally through purchases in common        OppenheimerFunds, Inc.
Account Funds                           stocks, although its investments are not restricted to any one
Growth Portfolio                        type of security. Capital appreciation may also be found in other types of securities including bonds and preferred stocks.

--------------------------------------- ---------------------------------------------------------------- -------------------------

Fidelity Variable Insurance             Capital growth by investing primarily in common stock and        Fidelity
Products Fund III                       securities convertible to common stock.                          Management &
VIP III Growth Opportunities                                                                             Research Company
Portfolio

--------------------------------------- ---------------------------------------------------------------- -------------------------

Goldman Sachs Variable                  Long-term capital appreciation,  primarily through equity        Goldman Sachs Asset
Insurance  Trust                        securities of companies  with public stock market                Management
Mid Cap Equity Fund                     capitalization  between $500 million and $10 billion at the time of investment.

--------------------------------------- ---------------------------------------------------------------- --------------------------

GE Investments Funds                    Provides  long term  growth  of  capital appreciation  by        GE Investment Management
Value Equity Fund                       investing  primarily  in  common  stock  and  other              Incorporated
                                        equity securities of  companies  undervalued by the market and   (Subadvised by NWQ
                                        offer above-average  Incorporated growth potential.              Investment Management
                                                                                                         Company)


--------------------------------------- ---------------------------------------------------------------- --------------------------

PBHG Insurance Series Fund, Inc.        Capital  Appreciation by investing at east 65%                   Pilgrim Baxter &
PBHG Growth II Portfolio                of total  assets in the  equity securities of small and medium   Associates, Ltd.
                                        sized growth companies (market capitalization of up to $4
                                        billion) that, in the adviser's opinion, have an outlook
                                        for strong earnings growth and the potential for significant capital appreciation..

--------------------------------------- ---------------------------------------------------------------- -------------------------

PBHG Insurance Series Fund, Inc.        Long-term growth of capital by investing primarily in the        Pilgrim Baxter &
PBHG Large Cap Growth Portfolio         equity securities of large capitalization companies (market      Associates, Ltd.
                                        capitalization of greater than $1 billion) that, in the
                                        adviser's  opinion,  have an outlook for
                                        strong  growth in earnings and potential
                                        for capital appreciation.

--------------------------------------- ---------------------------------------------------------------- -------------------------

                                                  Growth and Income Funds
--------------------------------------- ---------------------------------------------------------------- -------------------------

Federated Insurance Series              Long-term growth of capital and a secondary objective of         Federated Advisors
American Leaders Fund II                providing income.  Seeks to achieve its objective by
                                        investing, under normal circumstances, at least 65% of its total assets in common stock of "blue chip" companies.
--------------------------------------- ---------------------------------------------------------------- -------------------------

GE Investments Funds                    Long-term growth of capital through investments primarily in     GE Investment Management
U.S. Equity Fund                        equity securities of U.S. companies.                             Incorporated

--------------------------------------- ---------------------------------------------------------------- -------------------------

Goldman Sachs Variable                  Long-term capital growth and growth of income,  primarily        Goldman Sachs Asset
Insuranced Trust                        through  equity  securities  that, in the management  team's     Management
Growth and Income Fund                  view, offer  favorable capital appreciation and/or Fund
                                        dividend-paying ability.


--------------------------------------- ---------------------------------------------------------------- -------------------------

Salomon Brothers Variable Series        Long-term growth of capital with current income                  Salomon Brothers
Investors Fund                          as a secondary Salomon Brothers Funds objective,  primarily      Asset Management Inc
(currently not available in             through  investments in common stocks of well-known
California and many not be
available in all markets)

--------------------------------------- ---------------------------------------------------------------- -------------------------

Fidelity Variable Insurance             Reasonable income by investing primarily in income-producing     Fidelity
Products Fund                           equity securities. In choosing these securities, the portfolio   Management &
VIP Equity-Income Portfolio             will also consider the potential for capital appreciation. The   Research Company
                                        portfolio's goal is to achieve a yield, which exceeds the
                                        composite   yield   on  the   securities comprising   the
                                        Standard   &   Poor's Composite Index of 500 Stocks.


--------------------------------------- ---------------------------------------------------------------- -------------------------

Fidelity Variable Insurance             High total return through a combination of current income and    Fidelity
Products Fund III                       capital appreciation by investing mainly in equity securities.   Management &
VIP III Growth & Income                                                                                  Research Company
Portfolio

--------------------------------------- ---------------------------------------------------------------- -------------------------

GE Investments  Funds                   Provides  capital  appreciation and accumulation of income       GE Investment Management
S&P 500 (1) Index Fund                  that corresponds to the investment return of the Standard &      Incorporated
                                        Poor's Incorporated (Subadvised by 500 Composite  Stock Price    (Subadvised by State
                                        Index through investment in common State Street Global           Street Global Advisors)
                                        stocks  traded  on the  New  York  Stock Exchange  and  the
                                        American   Advisors) Stock Exchange,and to a limited extent,
                                        in the over-the-counter markets.

--------------------------------------- ---------------------------------------------------------------- -------------------------

--------
                  1"Standard & Poor's,"  "S&P," and "S&P 500" are  trademarks of
         The Mc-Graw Hill  Companies,  Inc. and have been licensed for use by GE
         Investment  Management  Incorporated.  The  S&P 500  Index  Fund is not
         sponsored,  endorsed,  sold or  promoted  by  Standard  &  Poor's,  and
         Standard  & Poor's  makes no  representation  or  warranty,  express or implied,  regarding the  advisability  of investing in this Fund or the
         Policy.
----------------------------------------------------------------------------------------------------------------------------------
                                             International Stock Funds
--------------------------------------- ---------------------------------------------------------------- --------------------------

Janus Aspen Series                      Long-term growth of capital primarily through  investments in    Janus Capital Corporation
International  Growth  Portfolio        common  stocks of issuers located outside the united States.
                                        The portfolio normally invests at least 65% of its total
                                        assets in  securities of issuers from at least five different countries, excluding the United States.

------------------------------------- ------------------------------------------------------------ ---------------------------

Fidelity Variable Insurance             Long-term growth of capital through  investments in              Fidelity Management &
Products Fund                           foreign securities and provides a means for investors to         Research Company
VIP Overseas Portfolio                  diversify their  own  portfolios  by participating in companies economies outside of the United States.
----------------------------------------------------------------------------------------------------------------------------------

GE Investments Funds                    Long-term capital appreciation by investing primarily in         GE Investment Management
International Equity Fund               equity and equity-related securities of companies that are       Incorporated
                                        organized outside of the U.S. or whose securities are
                                        principally traded outside the U.S.

----------------------------------------------------------------------------------------------------------------------------------
                                                    Corporate Bond Funds
----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds      High level of current income and capital growth when             OppenheimerFunds Inc.
Bond Fund                               consistent with its primary objective. Under normal
                                        conditions  this fund will invest at least 65%  of its
                                        total  assets  in  investment grade debt securities.

------------------------------------- ------------------------------------------------------------ --------------------------------

Salomon  Brothers  Variable  Series     High level of current  income  with  capital                     Salomon Brothers
Funds                                   appreciation as a secondary  objective,  through a               Asset Management Inc
Strategic Bond Fund                     globally diverse  portfolio of fixed-income  investments,
(currently not available in             including lower-rated fixed income securities commonly
California and may not be               known as junk bonds.
available in all markets)

----------------------------------------------------------------------------------------------------------------------------------
GE  Investments Funds                   Maximum income consistent with prudent investment                GE Investment
Income Fund                             management and preservation   of  capital  by   investing        Management Incorporated.
                                        Incorporated  primarily in  income-bearing debt  securities and other income bearing instruments.

---------------------------------------------------------------------------------------------------------------------------------
                                                    High Yield Bond Funds
--------------------------------------------------------------------------------------------------------------------------------
Opppenheimer Variable                    High current income from investments in high yield fixed        OppenheimerFunds, Inc.
Account Funds                           income securities, including unrated securities or high
High Income Fund                        risk securities in lower rating categories. These
                                        securities may be considered  speculative. This Fund may
                                        have substantial holdings of lower-rated  debt  securities or  "junk" bonds.  The  risks  of  investing  in junk
                                        bonds are described in the  prospectus for the
                                        Oppenheimer  Variable  Account Funds,  which  should  be
                                        read  carefully  before investing.
----------------------------------------------------------------------------------------------------------------------------------

Federated Insurance Series              High current income by investing primarily in a                  Federated Advisers
High Income Bond Fund II                diversified portfolio of professionally managed
                                        fixed-income securities.  The fixed income securities
                                        in which the Fund  intends  to invest  are  lower-rated
                                        corporate  debt obligations, commonly referred to as "junk bonds." The risks of these  securities are described  in
                                        the   prospectus   for  the Federated  Insurance Series,
                                        which should be read carefully before investing.

----------------------------------------------------------------------------------------------------------------------------------
                                                       Specialty Funds
---------------------------------------------------------------------------------------------------------------------------------
Federated  Insurance                    High current income and moderate  capital  appreciation  by      Federated Advisers
Utility Fund II                         investing  primarily in equity and debt securities of
                                        utility companies.

---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds                    Maximum total return through current income and capital          GE Investment Management
Real Estate Securities Fund             appreciation by investing primarily in securities of U.S.        Incorporated
                                        issuers that are principally engaged in or related to the
                                        real estate industry including those that own significant
                                        real estate assets. The portfolio will not invest directly in real estate
---------------------------------------------------------------------------------------------------------------------------------
                                                    Diversified Bond Funds
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                      Maximum total return consistent with preservation of             Janus Capital
Flexible Income Portfolio               capital. Total return is expected to result from a               Corporation
                                        combination    of   income   and   capital appreciation.
                                        The  portfolio  pursues its objective  primarily  by
                                        investing in any type of income-producing  securities.
                                        This portfolio may have substantial holdings of
                                        lower-rated   debt  securities  or  "junk" bonds.  The
                                        risks  of  investing  in junk bonds are described in the
                                        prospectus for Janus Aspen  Series,  which should be read
                                        carefully before investing.

----------------------------------------------------------------------------------------------------------------------------------
                                                      Global Stock Funds
----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series                      Long-term capital growth in a manner consistent with the         Janus  Capital
Worldwide Growth Portfolio              preservation of capital by investing in a diversified            Corporation
                                        portfolio of common stocks of foreign and domestic issuers of all sizes. Normally invests in at least five different
                                        countries including the United States.
----------------------------------------------------------------------------------------------------------------------------------
                                                   International Bond Funds
 ---------------------------------------------------------------------------------------------------------------------------------
Innvestments Funds                      High total return, emphasizing current income and, to a          GE Investment
Global Income Fund                      lesser extent, capital appreciation.  Seeks to achieve           Management
                                        objectives by investing primarily in income-bearing debt         Incorporated
                                        securities and other income-bearing instruments of U.S.
                                        and foreign issuers
----------------------------------------------------------------------------------------------------------------------------------
                                                      Money Market Funds
----------------------------------------------------------------------------------------------------------------------------------

GE Investments Funds                    Highest level of current income as is consistent with high       GE Investment
GE Investment  Money Market Fund        liquidity and safety of principal by investing                   Management, Incorporated
                                        in high quality quality money market securities.
----------------------------------------------------------------------------------------------------------------------------------



Shares of the Funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the investment subdivisions established by those insurance companies to fund variable annuity and variable life insurance policies or to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. These agreements reflect administrative services we provide.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the Investment Subdivisions, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as you instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Account Value you have in that portfolio.

If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulations, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

                             CHARGES AND DEDUCTIONS


This section describes the charges and deductions we make under the Policy to compensate for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

o        the cash and death benefits under the Policy;

o investment options, including Net Premium allocations, dollar-cost averaging and portfolio rebalancing programs;

o        administration of various elective options under the Policy; and

o        the distribution of various reports to Owners.

The costs and expenses we incur include:

o         those associated with underwriting applications;

o         increases in Specified Amount, and riders;

o various overhead and other expenses associated with providing the services and benefits provided by the Policy;

o sales and marketing expenses; and other costs of doing business, such as federal, state and local premium and other taxes and fees.

The risks we assume include:

o that insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and

o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distributions expenses.

Premium Charge

We currently deduct an 8% charge (10% maximum) from each premium before placing the resulting Net Premium in the Investment Subdivisions. We will not assess premium charge against the policy loan portion of a premium received from the rollover of a life insurance policy.

Mortality and Expense Risk Charge

We currently deduct a daily charge from assets in the Investment Subdivisions attributable to the Policies at an effective annual rate of 0.70% of net assets. We will not increase this charge for the duration of your Policy.
This charge is factored into the net investment factor.

The mortality risk we assume is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of Death Benefit Proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

Monthly Deduction

We make a monthly deduction on the Policy Date and each Monthly Anniversary Day from Account Value. The monthly deduction for each Policy consists of:

o        the cost of insurance charge (discussed below);

o a current monthly policy charge of $15 in the first Policy Year ($15 per month maximum in the first Policy Year) and $6 per month thereafter ($12 per month maximum after the first Policy Year); and

o any charges for additional benefits added by riders to the Policy (see Supplemental Benefits).

If an increase in Specified Amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (it can not exceed $300 per increase). See Changing the Specified Amount.

Cost of Insurance

The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. The cost of insurance charge depends on a number of factors (Age, gender, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day.

We calculate the cost of insurance on each Monthly Anniversary Day based on your net amount at risk. We determine your net amount at risk by the following formula:

                  Life Insurance Proceeds
                            1.0032737   -    Account Value

To determine your cost of insurance for a particular Policy Month, we divide your net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate. If Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will consider it part of the increased Specified Amount resulting from increases in the order of the increases.

We first determine your cost of insurance based on your initial Specified Amount. After that, any increase in your Specified Amount that requires evidence of insurability will cause us to recalculate your cost of insurance rate.

We guarantee that the cost the cost of insurance rates we charge will never exceed the maximum rates shown your Policy. These rates are based on the
Commissioners' 1980 Standard Ordinary Mortality Table, and depend on our expectation of future experience with respect to mortality, expenses, persistency, and taxes. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies. A change in rates will apply to all persons of the same Age, sex (where appropriate), and risk class and whose Policies have been in effect for the same length of time.

Surrender Charge

If you fully surrender your Policy during the surrender charge period, we will deduct a surrender charge. We calculate the surrender charge by multiplying a factor times the lowest Specified Amount in effect before the surrender, divided by 1000. The factor depends on the issue Age, sex (where applicable), and risk class of the Insured. The surrender charge remains level for the first five Policy Years and then decreases each Policy month to zero over the next 10 Policy Years or at Age 95, whichever is earlier. We will deduct the surrender charge before we pay Surrender Value.

The chart below lists the minimum and maximum surrender charges per Policy Year. Your surrender charge will depend on the applicable factor and the Policy Year in which you surrender your policy.

 Minimum Surrender Charge Factors           Maximum Surrender Charge Factors
     by Policy Year                                by Policy Year

                     Rate Per $1000                              Rate Per $1000
   Policy Year     of Specified Amount     Policy Year      of Specified Amount

         1               $4.09                 1                   $51.36
         2                4.09                 2                     51.36
         3                4.09                 3                     51.36
         4                4.09                 4                     51.36
         5                4.09                 5                     51.36
         6                3.68                 6                     46.22
         7                3.27                 7                     41.08
         8                2.86                 8                     35.95
         9                2.45                 9                     30.81
         10               2.04                 10                    25.68
         11               1.63                 11                    20.54
         12               1.22                 12                    15.40
         13               0.81                 13                    10.27
         14               0.40                 14                     5.13
         15                0                   15                      0



If you decrease the Specified Amount to less than the lowest Specified Amount that had previously been in effect (other than as a result of partial surrenders or changes in Death Benefit Options), you will also incur a surrender charge. The amount of surrender charge will equal the charge for a full surrender multiplied by the ratio of (a) to (b), where:

         (a) is the lowest Specified Amount that was in effect before the current decrease, minus the Specified Amount after the current decrease; and

         (b) is the lowest Specified Amount that was in effect before the current decrease.

We disclose the surrender charges on the data pages to your Policy. Upon request, we will illustrate the surrender charges that apply to your Policy.

We do not assess a surrender charge for partial surrenders, but do assess a processing fee.

Partial Surrender Processing Fee

We deduct a partial surrender processing fee on partial surrenders you make. The fee equals the lesser of $25 or 2% of the amount surrendered.

Transfer Charge

We assess a $10 transfer charge for each transfer after the first transfer you make in any calendar month. We take this charge from the amount you transfer. For purposes of assessing this fee, we consider each transfer request one transfer, regardless of the number of Investment Subdivisions affected by the transfer.

Other Charges

If you request a projection of future life insurance under the Policy and Policy values, we reserve the right to charge a maximum fee of $25 for the cost of preparing the projection.

Reduction of Charges for Group Sales

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

         1. The size of the group. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

         2. The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

         3. The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

         4. The nature of the group for which the Policies are being purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.

         5. Other Circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by Separate Account II.


                                   THE POLICY


Applying for a Policy

To purchase a Policy, you must complete an application and submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See Premiums, below. You can submit your initial premium with your application or at a later date. Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy covering an Insured up to Age 85 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age 85. We may reject an application for any lawful reason.

If you do not pay the full first premium with your application, the insurance will become effective on the Effective Date. This date is the date that you pay your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the Effective Date we specified in the Conditional Receipt. This Effective Date will be the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests we require, and (iii) the policy date you requested when that date is later than the date you completed your application.

Owner

You have rights in the Policy during the Insured's lifetime. If you die before the Insured and there is no contingent Owner, ownership will pass to your estate.

Beneficiary

You designate the primary Beneficiaries and contingent Beneficiaries when you apply for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiaries. We will pay the proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an optional payment plan is chosen, we will pay the death proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured, we will pay the proceeds to the contingent Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the proceeds to you or your estate.

Changing the Beneficiary

If you reserve the right, you may also change the Beneficiary during the Insured's life. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

Canceling a Policy

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office, or to the agent who sold it. The free-look period expires 10 days after you receive the Policy. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within seven calendar days after we receive the returned Policy, we will refund an amount equal to the sum of:

o                 the total  amount  of  monthly  deductions  made and any other
                  charges  imposed  on  amounts   allocated  to  the  Investment
                  Subdivisions; plus

o the value of amounts allocated to the Investment Subdivisions on the date we (or our agent) receive the returned Policy.

If any state law prohibits the calculation above, we will refund the total of all premiums paid for the Policy.


                                    PREMIUMS


General

The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, sex (where appropriate), and risk class of the proposed Insured, the desired Specified Amount, any supplemental benefits, and investment performance of the Investment Subdivisions. We will usually credit your initial premium payment to the Policy on the Policy Date. We will credit any subsequent premium payment to the Policy on the Valuation Day we receive it at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions.

The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a MEC under the Code. See Tax Considerations.

We reserve the right to limit the number and amount of any unscheduled premium payment.

Tax Free Exchanges (1035 Exchanges)

We will accept as part of your initial premium money from one contract that qualified for a tax-free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

Certain Internal Exchanges

If you replace an existing GE Life and Annuity Assurance Company fixed permanent policy with this Policy, we may waive some or all of the surrender charge on the fixed permanent policy, provided that: 1) the fixed permanent policy has a positive surrender value at the time of the exchange; and 2) the entire account value in the fixed permanent policy is rolled over into the Policy.

If you qualify, the maximum amount of surrender charge we will waive on the fixed permanent policy is equal to: Surrender Charge (new) + .08 Account Value, where Surrender Charge (new) is the initial (first policy month) surrender charge of this Policy and Account Value is the account value of the fixed permanent policy at the time of the exchange. Please contact us for more details.

Periodic Premium Plan

When you apply for a Policy, you may select a periodic premium payment plan. You may choose to send the premiums directly to us either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. You can change the amount of planned premiums and payment arrangements, or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. This change will be effective upon our receipt of the instructions. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See Change in Existing Coverage.

Minimum Premium Payment

Generally, the minimum amount of premium we will accept in connection with a periodic premium payment plan is $20 ($15 for payments made via automatic deduction from your bank or similar account). Even if you pay the minimum premium amount, your Policy may lapse. See Premium to Prevent Lapse. For purposes of the minimum premium payment requirements, we deem any payment to be a planned periodic premium if we receive it within 30 days (before or after) of the scheduled date for a planned periodic premium payment and the percentage difference between the planned amount and the actual payment amount is not more than 10%. We will deem all other premium payments to be unscheduled premium payments.

Allocating Premiums

When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Investment Subdivision. You may only direct your Net Premiums and Account Value to seven Investment Subdivisions at any given time. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Net Premium allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.

Prior to 1) the date we approve your application and 2) the date we receive all necessary forms to issue your policy, we will place any premiums you pay in a non-interest bearing cash account. Once we have approved the application and have received all the necessary forms, and once we have received the entire initial premium, we will allocate your Net Premium during the free look period as specified below.

During the free look period, we generally will allocate Net Premiums to the Investment Subdivisions based on the Net Premium allocation percentages you specified in your application. However, for states requiring the refund of premiums during the free look period, we will allocate all Net Premiums to the Investment Subdivision investing in the Money Market Fund of GE Investments Funds. Fifteen days following this allocation, we will transfer the Account Value to the Investment Subdivisions based on the Net Premium allocation percentages you selected. See How Your Account Value Varyies.



                          HOW YOUR ACCOUNT VALUE VARIES


Account Value

The Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the Account Value in each Investment Subdivision and the Account Value held in the General Account to secure Policy Debt. See Loan Benefits. We determine Account Value first on your Policy Date and after that on each Valuation Day. Your Account Value will vary to reflect the performance of the Investment Subdivisions to which you have allocated amounts and also will vary to reflect Policy Debt, charges, transfers, partial surrenders, Policy loan interest, and Policy loan repayments. Your Account Value may be more or less than the premiums you paid.

Surrender Value

The Surrender Value on a Valuation Day is the Account Value reduced by both any surrender charge that we would deduct if you surrendered the Policy that day and any Policy Debt.

Investment Subdivision Values

On any Valuation Day, the value of an Investment Subdivision equals the number of Investment Subdivision units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to an Investment Subdivision, either by Net Premium allocation, transfer of Account Value, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Investment Subdivision. We determine the number of units by dividing the amount allocated, transferred or repaid to the Investment Subdivision by the Investment Subdivision's Unit Value for the Valuation Day when we effect the allocation, transfer or repayment.

The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, a Policy loan or a partial surrender is taken from the Investment Subdivision, an amount is transferred from the Investment Subdivision, a partial surrender is taken from the Investment Subdivision, or an Owner surrenders the Policy.

Unit Values

An Investment Subdivision's Unit Value varies to reflect the investment experience of the underlying Fund, and may increase or decrease from one Valuation Day to the next. We arbitrarily set the unit value for each Investment Subdivision at $10 when we established the Investment Subdivision.

The net  investment  factor for a Valuation  Period is (a) divided by (b), minus
(c), where:

(a)  is the result of:
     1.     the value of the assets at the end of the preceding Valuation period; plus
     2.     the investment income and capital gains,  realized
            or unrealized, credited to those assets at the end
            of  the   Valuation   Period  for  which  the  net
            investment factor is being determined; minus
     3.     the  capital   losses,   realized  or  unrealized,
            charged  against those assets during the Valuation
            Period; minus
     4.     any amount charged against the Separate Account for
            taxes,  or any  amount  we  set  aside  during  the
            valuation   Period   as  a   provision   for  taxes
            attributable to the operation or maintenance of the Separate Account; and

(b) is the value of the assets in the Investment Subdivision at the end of the preceding Valuation Period; and

(c) is a charge no greater than .0024769% for each day in the Valuation Period. This corresponds to .90% per year.
         .


                                    TRANSFERS


General

You may transfer Account Value among the Investment Subdivisions at any time after the end of the free look period. Transfer requests may be made in writing or in any other form acceptable to us. A transfer will take effect as of the end of the Valuation Period during which we receive your request at our Home Office.

We may defer transfers under the same conditions that we may delay paying proceeds. See Requesting Payments. Currently, there is no limit on the number of transfers among the Investment Subdivisions, but we reserve the right to limit the number of transfers to twelve each calendar year. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason.

Sometimes, we may not not honor your transfer request. We may not honor your transfer request:

     (i) if any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

     (ii) if the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

     (iii) if the transfer would adversely affect any unit values; and

     (iv) if the transfer would adversely affect any Fund affected by the transfer.

We also may not honor transfers made by third parties holding multiple powers of attorney. (See Powers of Attorney.)

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

Dollar-Cost Averaging

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Investment Subdivision investing in the Money Market portfolio of the GE Investments Funds (the "Money Market Investment Subdivisions") to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on your application, completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Investment Subdivision to any other Investment Subdivision. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file.

There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfer we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

Portfolio Rebalancing

Once you allocate your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value to return to the percentages specified in your allocation instructions. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages and be at least 1% per allocation. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Powers of Attorney

As a general rule and as a convenience to you, we allow the use of powers of attorney whereby you give a third party the right to effect transfers on your behalf. However, when the same third party possesses powers of attorney executed by many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the Funds underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the managements of those Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties holding multiple powers of attorney, we may not honor such powers of attorney and have instituted or will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.


                                 DEATH BENEFITS


As long as the Policy remains in force, we will pay the death benefit upon receipt at our Home Office of satisfactory proof of the Insured's death. See Requesting Payments. We will pay the death benefit to the Beneficiary.

Amount of Death Benefit Payable

The amount of death benefit payable equals:

o the Life Insurance Proceeds determined under the Death Benefit Option in effect on the date of the Insured's death;

o        plus any supplemental death benefits provided by rider;

o minus any Policy Debt on that date; and, if the date of death occurred during a grace period,

o minus the premium that would have been required to keep the Policy in force.

Under certain circumstances, we may further adjust the amount of the death benefit payable. See Incontestability and Misstatement of Age or Sex.

Death Benefit Options

There are two death benefits available under the Policy. Under Option A, the Life Insurance Proceeds equals the greater of:

o        the Specified Amount plus the Account Value, or

o the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under Option B, the Life Insurance Proceeds equals the greater of:

o        the Specified Amount, or

o the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under both options, we determine the Specified Amount and Account Value on the date of the Insured's death. The percentage is 250% to Age 40 and declines after that as the Insured's Attained Age increases. If the table of percentages currently in effect becomes inconsistent with any federal income tax laws and/or regulations, we reserve the right to change the table.

                                        Table of Percentages of Account Value
                           Corridor                           Corridor                           Corridor
         Attained Age      Percentage       Attained Age      Percentage        Attained Age     Percentage
         ------------      ----------       ------------      ----------        ------------     ----------
         0-40              250%             54                157%              68               117%
         41                243%             55                150%              69               116%
         42                236%             56                146%              70               115%
         43                229%             57                142%              71               113%
         44                222%             58                138%              72               111%
         45                215%             59                134%              73               109%
         46                209%             60                130%              74               107%
         47                203%             61                128%              75 - 90          105%
         48                197%             62                126%              91               104%
         49                191%             63                124%              92               103%
         50                185%             64                122%              93               102%
         51                178%             65                120%              94+              101%
         52                171%             66                119%
         53                164%             67                118%

Under Option A, the Life Insurance Proceeds will vary directly with the investment performance of the Account Value. Under Option B, the Life Insurance Proceeds ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount.

Changing the Death Benefit Option

You select the Death Benefit Option when you apply for the Policy. However, you may change the Option on your Policy at any time by writing to our Home Office. The effective date of the change will be the Monthly Anniversary Day after we receive the request for the change. We will send you revised Policy schedule pages reflecting the new Option and the effective date of the change. If you request a change from Option A to Option B, we will increase the Specified Amount by the Account Value on the effective date of the increase. If you request a change from Option B to Option A, we will decrease the Specified Amount after the change by the Account Value on the effective date of the change. A change in Death Benefit Option will affect the cost of insurance charges.

Accelerated Benefit Rider

Provided the Accelerated Benefit Rider is approved in your state, you may elect an accelerated benefit if the Insured is terminally ill. The Accelerated Death Benefit Rider provides you with access to a portion of the death benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. For purposes of determining if an accelerated benefit is available, we define terminal illness as a medical condition resulting from bodily injury, or disease, or both:

o        which has been diagnosed by a licensed physician;

o which diagnosis is supported by clinical, radiological, laboratory o other evidence which is satisfactory to us; and

o which a licensed physician certifies is expected to result in death within 12 months from the date of such certification.

Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider.

The accelerated benefit equals the Eligible Proceeds:

o discounted for the life expectancy of the Insured at the rate of interest charged for Policy loans;

o less the product of the ratio of the Eligible Proceeds to the Total Proceeds and the amount of the single premium required to keep the Policy in effect for the life expectancy of the Insured assuming current cost of insurance rates, current expense charges, and the interest rate stated; and

o less the product of the ratio of the Eligible Proceeds to the Total Proceeds and the Policy Debt on the date of the accelerated benefit payment.

If the Eligible Proceeds equal the Life Insurance Proceeds otherwise payable on the death of the Insured, then our payment of the accelerated benefit will result in termination of all insurance coverage under the Policy.

If the Eligible Proceeds are less than the Life Insurance Proceeds otherwise payable on the death of the Insured, then the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term rider coverage on such Insured reduced by the ratio of Eligible Proceeds to Total Proceeds.

We will waive any surrender charge for the resulting decrease in Specified Amount as well as the minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.

Changing the Specified Amount

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See Monthly Deduction and Cost of Insurance.

Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by federal tax law, we will withdraw the excess from Account Value and refund it to you so that the Policy will continue to meet these requirements. We will withdraw the Account Value that we refund from each Investment Subdivision in the same proportion that the Account Value in that Investment Subdivision bears to the total Account Value in all Investment Subdivisions under the Policy at the time of the withdrawal (i.e. on a pro-rata basis).

Any decrease in the Specified Amount will become effective on the Monthly Anniversary Day after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.

To apply for an increase, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

If there is an increase in Specified Amount, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase to cover underwriting and administrative costs associated with the increase. This charge will be included in the monthly deduction for the month the increase becomes effective. This charge will never exceed $300 per increase.

An increase in Specified Amount will increase the Continuation Amounts.

A change in your Specified Amount may have federal tax consequences. See Tax Considerations.


                       SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders

You may cancel and surrender your Policy at any time before the Insured dies. The Policy will terminate on the Valuation Day we receive your request.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 15 Policy years. A surrender may have adverse tax consequences. (See Tax Considerations.)

Partial Surrenders

You may make partial surrender at any time under your Policy if you elected Option A. If you elected Option B, you only may make partial surrenders after the first Policy year. The minimum partial surrender amount is $500.

We will assess a processing fee for each partial surrender. The amount of the partial surrender will equal the amount you requested to surrender plus the processing fee.

When you request a partial surrender, you can direct how we deduct the surrender from your Account Value. If you provide no directions, we will deduct the partial surrender proportionately from the Investment Subdivisions in which you are invested.

Effect of Partial Surrenders on Life Insurance Proceeds

A partial surrender will reduce both the Account Value and the Life Insurance Proceeds by the amount of the partial surrender.



                                      LOANS


General

You may borrow up to 90% of the difference between:

o your Account Value at the end of the Valuation Period during which we received your loan request, and

o        any surrender charges on the date of the loan.

You may request Policy loans by writing or calling our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in Separate Account II to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Investment Subdivision in which you have invested. We will pay interest at an annual rate of 4% to that portion of the collateral that excludes Preferred Policy Debt (see below).

When you repay a loan, we transfer an amount equal to the repayment from our General Account to Separate Account II and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for Net Premium allocations.

Preferred Policy Debt

We will designate a portion of Policy loans taken or existing on or after the Preferred Loan Availability Date (as shown on the Policy data pages) as Preferred Policy Debt. In Policy Years 11 through 20, Preferred Policy Debt will be that portion of Policy Debt which equals the difference between the Account Value and the sum of all premium payments made. After the 20th Policy Year, Preferred Policy Debt will be that portion of Policy Debt which equals 130% of the difference between the Account Value and the sum of all premium payments made. We redetermine the amount of Preferred Policy Debt each Policy Month.

We currently credit interest at an annual rate of 6% to that portion of Account Value transferred to the General Account which equals the Preferred Policy Debt. We reserve the right to change, at our sole discretion, the interest rate we credit to the amount of Account Value we transferred to the General Account. We guarantee that Preferred Policy Debt will earn at least a minimum annual interest rate of 4%.

Interest Rate Charged

We will charge interest daily on any outstanding Policy loan at an effective annual rate of 6%. Interest is due and payable at the end of each Policy Year while a Policy loan is outstanding. If, on any Policy Anniversary, you have not paid interest accrued since the last Policy Anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Subdivision on a pro-rata basis.

Repayment of Policy Debt

You may repay all or part of your Policy Debt at any time while the Insured is living and the Policy is in force. We will treat any payments by you other than planned periodic premiums first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an unscheduled premium payment. We will first apply any repayment to reduce the portion of Policy Debt that is not Preferred Policy Debt.

You must send Loan repayments to our Home Office. We will credit the repayments as of the date we receive them. We do not treat a Policy loan repayment as a premium payment, and a loan repayment is not subject to the current 8% premium charge.

Effect of Policy Loans

A Policy loan affects the Policy, because we reduce the death benefit proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the death benefit proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. This amount is not affected by Separate Account II's investment performance. Amounts transferred from Separate Account II as collateral will affect the value in the Separate Account II because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of Separate Account II.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See Tax Considerations.

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Surrender Value, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Surrender Value, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.


                                      LAPSE


Premium to Prevent Lapse

Generally, if the Surrender Value of your Policy is too low to cover the monthly deduction and loan charges, a Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from lapsing. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.

However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

Your Policy will Remain in Effect During the Grace Period

If the Insured should die during the grace period before you pay the required premium, the death benefit will still be payable to the Beneficiary, although we will reduce the amount of the Life Insurance Proceeds by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will lapse. It will have no value and no benefits will be payable. However, you may reinstate your policy under certain circumstances.

Reinstatement

If you have not surrendered your Policy, you may reinstate your Policy within three years after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information.

Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amounts.


                       PAYMENTS AND TELEPHONE TRANSACTIONS


Requesting Payments

You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Life Insurance Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Life Insurance Proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the date our Home Office receives all required documents. We may pay your Life Insurance Proceeds in a lump sum or under an optional payment plan. See Optional Payment Plans.

Any Life Insurance Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce Life Insurance Proceeds by any outstanding Policy Debt and any due and unpaid charges and increased by any benefits added by rider.

We may delay making a payment or processing a transfer request if:

o the disposal or valuation of Separate Account II's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

o the SEC by order permits postponement of payment to protect our Policy Owners. We also may defer making payments attributable to a check that has not cleared the bank on which it is drawn.

Telephone Transactions

You may make certain requests under the Policy by telephone provided you sent us written authorization at our Home Office. These include requests for transfers, partial surrenders, Policy loans, changes in premium allocation designations, dollar-cost averaging changes and changes in the portfolio rebalancing program. Our Home Office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. Your request for telephone transactions authorizes us to record telephone calls. If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, if we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.



                               TAX CONSIDERATIONS


Federal Tax Matters

Introduction

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Tax Status of the Policy

Section 7702 of the Internal Revenue Code (the "Code") establishes a statutory definition of life insurance for Federal tax purposes. This tax rule limits the amount of premiums that may be paid. An increase or decrease in the Policy's Specified Amount may change the premium limit. We believe that the Policy meets the statutory definition of life insurance. However, certain additional requirements must be satisfied in order for a Policy to be treated as life insurance for Federal tax purposes, including:

o The investments of Separate Account II must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

o The Owner's right to choose particular investments for a Policy must be limited.

Investments in Separate Account II must be diversified. For a Policy to be treated as a life insurance contract for Federal income tax purposes, the investments of a separate account such as Separate Account II must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Separate Account II are adequately diversified. If Separate Account II fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the purchase payments for the Policy. We do not control the investments of the Funds (although the control of certain Funds is exercised by an affiliated company). However, we expect that the Funds will comply with the IRS regulations so that Separate Account II will be considered "adequately diversified."

Restrictions on the extent to which a Policy owner can direct the investment of Account Values. Federal income tax law limits a Policyholder's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, a Policyholder's right to allocate Account Values among the portfolios may exceed those limits. If so, the Policyholder would be treated as the owner of the assets of Separate Account II and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Policyholders' consent to attempt to prevent the tax law from considering Policy owners as the owners of the assets of Separate Account Il.

The following discussion assumes that the Policy will qualify and be treated as a life insurance contract for Federal tax purposes.

Tax Treatment of Policies - General

Death benefits and surrenders: The Policies should receive the same Federal income tax treatment as fixed benefit life insurance. This treatment generally has the following tax results:

o Death Benefit proceeds are excludable from gross income of the Beneficiary under section 101 of the Code.

o The Policy owner is not taxed on increases in the Account Value until there is a partial or full surrender.

o If the Policy is not a "modified endowment contract" (as discussed below), a partial or full surrender under a Policy will not be included in your income except to the extent it exceeds the total premiums paid for the Policy (reduced by any amounts previously withdrawn which were not treated as income).

Special rule for certain cash distributions in the first 15 policy years.- If cash is distributed during the first 15 policy years in connection with certain reductions in benefits under a Policy (e.g, decreases in the Specified Amount), all or part of the cash distributed may be includible in income to the extent of gain in the Policy. Such income inclusion will also occur, in certain circumstances, with respect to cash distributions made in anticipation of reductions in benefits under the Policy.

Considerations where Insured lives past mortality table: If the Insured survives beyond the end of the Commissioners' 1980 Standard Ordinary Mortality Table, there may be a question about the taxation of death benefit proceeds and whether the Policy owner will be in constructive receipt of the Account Value. Because we continue to charge for the insurance risk beyond age 100 (unless state law prevents us from doing so), we believe that the proceeds will continue to be protected from taxation. Therefore, we have no current plans to withhold or report taxes in this situation.

Loans: If the Policy is not a "modified endowment contract" (as discussed below), a loan received under a Policy will be treated as your indebtedness. So long as the Policy remains in force, no part of a Policy loan will be included in your income. Upon complete surrender, if the amount received plus the Policy Debt exceeds the total premiums paid (less any premiums treated as previously withdrawn by you), the excess generally will be treated as ordinary income.

Generally, interest paid on Policy loans will not be tax deductible, except in the case of certain loans under a Policy covering a "key person." A tax adviser should be consulted before taking any policy loan.

Optional payment plans: If proceeds payable upon death of the Insured are paid under one of the optional payment plans, the payments generally will be treated in part as being attributable to the death benefit (which is excludable from income) and in part as interest accruing after the death (which is includible in the Beneficiary's income). However, if such proceeds are paid under optional payment Plan 4 (interest income), the interest will be includible in the Beneficiary's income as it accrues. Also, if proceeds are applied under optional payment Plan 3 (income of a definite amount) and the Beneficiary is at an advanced age at such time (e.g, age 80 or older), it is possible that payments would be treated in a manner similar to that under Plan 4.

Loss of interest deduction where Policies are held by or for the benefit of certain non-natural persons. In the case of Policies issued after June 8, 1997, to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, interest which is otherwise deductible may no longer be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Policy. An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20 percent owner, or an officer, director, or employee of, a trade or business. Entities that are considering purchasing the Policy, or entities that will be beneficiaries under a Policy, should consult a tax advisor.

Other considerations: The right to exchange the Policy for a permanent fixed benefit policy (see "Exchange Privilege"), the right to change Owners (see "Change of Owner"), and changes reducing future death benefits may have tax consequences depending on the circumstances of such exchange or change.

Federal  estate  and  state  and  local  estate,   inheritance   and  other  tax
consequences   of  ownership  or  receipt  of  Policy  proceeds  depend  on  the circumstances of each Owner or Beneficiary.

Special Rules for Modified Endowment Contracts

Definition of a "modified endowment contract:" Special rules apply to a Policy classified as a "modified endowment contract." A Policy will be classified as a modified endowment contract:

o If premiums are paid more rapidly than the rate defined by a "7-Pay Test." This test applies a cumulative limit on the amount of payments that can be made into a Policy in order to avoid modified endowment contract treatment. (We will provide you guidance as to the amount of premium payments that may be paid if you wish to avoid treatment of the Policy as a modified endowment contract.)
o If the Policy is received in exchange for a policy classified as a modified endowment contract, regardless of whether it meets the 7-Pay Test.

Tax treatment of modified endowment contracts: If a Policy is classified as a modified endowment contract, the following special rules apply:

o Loans (including unpaid interest thereon) from a Policy will be considered distributions.

o Distributions (including partial surrenders, loans and loan interest, assignments and pledges) will be taxed first as distributions of income from the Policy (to the extent that the Account Value of the Policy, before reduction by any surrender charge or loan, exceeds the total premiums paid less any previous untaxed withdrawals), and then as a non-taxable recovery of premium.

o A penalty tax of 10% will be imposed on distributions includible in income (including complete and partial surrenders, loans and loan interest, assignments and pledges) unless such distributions are made:

         (1)      after you attain age 591/2,
         (2) because you have become disabled, within the meaning of the tax law, or
         (3) as substantially equal annuity payments over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

Modified endowment contracts issued by our affiliates: All life insurance contracts which are treated as modified endowment contracts and which are issued by us or any of our affiliates with the same person designated as the owner within the same calendar year will be aggregated and treated as one contract for purposes of determining any tax on distributions.

Interpretative issues: The modified endowment contract provisions of Federal tax laws are complex and are open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding increases or decreases in or additions to coverage or distributions from your Policy.

Taxation of the Company

Because of our current status under the Code, we do not expect to incur any Federal income tax liability on the income or gains in Separate Account II. Based upon this expectation, no charge is being made currently to Separate Account II for Federal income taxes. If, however, we determine that such taxes may be incurred, we may assess a charge for those taxes.

We may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made) in several states. At present, these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes attributable to Separate Account II may be made.

Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. You may therefore want to consult a tax advisor.

Other Considerations

Any person concerned about the tax implications of ownership of a Policy should consult a competent tax advisor. The above discussion is based on our understanding of present Federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of continuation of these current laws and interpretations. It should be further understood that the foregoing discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.



                            OTHER POLICY INFORMATION

Exchange Privilege

During the first 24 Policy Months, you may convert the Policy to a permanent fixed benefit Policy. If you object to a material change in the investment Policy of Separate Account II or the Investment Subdivisions, you also may convert the Policy to a permanent fixed benefit Policy within 60 days after the change. In either case, you may elect either the same death benefit or the same net amount at risk as the existing Policy at the time of conversion. We will base premiums on the same Age at issue and risk classification of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and Account Value to reflect variances, if any, in the payments and Account Value under the existing Policy and the new Policy. See your Policy for further information.

Optional Payment Plans

The Policy currently offers the following five optional payment plans as alternatives to the payment of a death benefit or Surrender Value in a lump sum:

         Plan 1--Income for a Fixed Period. We will make periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly or monthly.

         Plan 2--Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15 or 20 years.

         Plan 3--Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly or monthly.

         Plan 4--Interest Income. We will make periodic payments of interest earned from the proceeds. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen.

         Plan 5--Joint Life and Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin.

You may select an optional payment plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an optional payment plan to our General Account. Payments under an optional payment plan will not vary with the investment performance of Separate Account II because they are forms of fixed-benefit annuities. See Tax Treatment of Policy Proceeds. Certain conditions and restrictions apply to payments received under an optional payment plan. For further information, review your Policy or contact one of our authorized agents.

Dividends

The Policy is non-participating.  We will not pay dividends on the Policy.

Incontestability

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date or effective date of the increase.
This provision does not apply to riders that provide disability benefits.

Suicide Exclusion

If the Insured commits suicide while sane or insane within two years of the Policy Date, we will limit the Life Insurance Proceeds we pay under the Policy to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the proceeds we pay with respect to the increase to the cost of insurance applied to the increase.

Misstatement of Age or Sex

We will adjust the Life Insurance Proceeds if you misstated the Insured's Age or sex in your application.

Written Notice

You should send any written notice to us at our Home Office. The notice should include the Policy number and the Insured's full name. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

Trustee

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Other Changes

At any time we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code;

o to make the Policy, our operations, or the operation of Separate Account II to conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of Separate Account II, if allowed by the Policy.

Only the President or Vice President of GE Life & Annuity has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An officer of GE Life & Annuity must sign all endorsements, amendments, or riders to be valid.

Reports

We maintain records and accounts of all transactions involving the Policy, Separate Account II and Policy Debt. Within 30 days after each Policy Anniversary, we will send you a report showing information about your Policy. The report will show:

o        the amount of Life Insurance Proceeds,

o the Account Value in each Investment Subdivision, the Surrender Value and Policy Debt.

o        premiums paid and charges made during the Policy Year.

We also will send you an annual and a semi-annual report for each Fund underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial surrenders, you will receive a written confirmation of these transactions.

Change of Owner

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while the Insured is alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request.
A change of Owner does not change the Beneficiary designation.

Supplemental Benefits

These are several Supplemental benefits available that you may add to your Policy. We will deduct monthly charges for these benefits from your Account Value as part of the monthly deduction. See Monthly Deduction.
Examples of these benefits include:

o        term insurance on a spouse or children;

o        additional death benefits if the Insured dies in an accident, and

o waiver of either the monthly deduction or a stipulated amount if the Insured becomes disabled as defined in the rider.

Additional rules and limits apply to these supplemental benefits. Please ask your authorized GE Life & Annuity agent for further information or contact our Home Office.

Using the Policy as Collateral

You can assign the Policy as collateral security. You must notify us in writing if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

Reinsurance

We intend to reinsure a portion of the risks assumed under the Policies.

Legal Proceedings

GE Life & Annuity, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, GE Life & Annuity believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Separate Account II.

                             ADDITIONAL INFORMATION

Sale of the Policies

Our licensed life insurance agents sell the Policies. These agents are also registered representatives of Capital Brokerage Corporation Securities Corporation, the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements with the principal underwriter.

Capital Brokerage Corporation, a Washington Corporation, located at 6630 W. Broad Street, Richmond, Virginia 23230, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for other variable life insurance and variable annuity policies we issue. However, Capital Brokerage Corporation has not retained any amounts for acting as principal underwriter of these other policies.

Our writing agents receive commissions based on a commission schedule and rules. First-year commissions depend on the Insured's Age, risk class, and the size of the Policy. In the first Policy Year, the agent will receive a commission of up to 95% of the maximum commissionable premium plus up to 5% of premiums paid in excess of the maximum commissionable premium. In renewal years, the agent receives up to 8.5% of the premiums paid. We may pay a trail commission equal to an annual rate of 0.25% of Account Value of the Policies.

Legal Matters

The legal matters in connection with the Policy described in this prospectus have been passed on by Patricia L. Dysart, Associate General Counsel and Assistant Vice President of GE Life & Annuity. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on matters relating to the federal securities laws.

Year 2000 Readiness Disclosure

Like all financial services providers, we utilize computer systems that may be affected by Year 2000 date data processing issues and we also rely on service providers, including banks, custodians, administrators, and investment managers that also may be affected. We are engaged in a process to evaluate and develop plans to have our computer systems and critical applications ready to process Year 2000 date data. We also are confirming that our service providers are also so engaged. The resources that are being devoted to this effort are substantial. Further, we anticipate that we will spend approximately $2 million to $5 million dollars on this conversion. Remedial actions include inventorying our computer systems, applications and interfaces, assessing the impact of Year 2000 date data on them, developing a range of solutions specific to particular situations and implementing appropriate solutions. Some systems, applications and interfaces will be replaced or upgraded to new software or new releases or existing software which are Year 2000 ready. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us and Separate Account II. However, as of the date of this prospectus, we do not anticipate that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Our target dates for completion of these activities depend upon the particular situation. Our goal is to be substantially Year 2000 ready for critical applications on or about mid-1999, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.

If we are not successful in our Year 2000 transition, or implementation, or if interaction with other service providers is impaired, it is possible that we could encounter difficulty and/or delays in calculating unit values, redeeming shares, delivering account statements and providing other information, communication and servicing to our policy owners. In light of our current efforts to address this issue we do not consider the likelihood of such occurrences to be very high.

Experts

KPMG\ Peat Marwick LLP

The consolidated balance sheets of The Life Insurance Company of Virginia, now GE Life and Annuity Assurance Company, and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholders' equity and cash flows for the year ended December 31, 1998 and December 31, 1997, and the statements of assets and liabilities of Separate Account II as of December 31, 1998 and the related statements of operations and changes in net assets for each of the two years then ended have been included herein and in the registration statement in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of such firm as experts in accounting and auditing.

Actuarial Matters

Actuarial matters included in this prospectus have been examined by Bruce E. Booker, an actuary of GE Life & Annuity, whose opinion we filed as an exhibit to the registration statement.

Financial Statements

You should distinguish the consolidated financial statements of Life of Virginia, now GE Life and Annuity, and subsidiaries included in this prospectus from the financial statements of Separate Account II. Please consider the financial statements of Life of Virginia only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of Life of Virginia and subsidiaries as affecting the investment performance of the assets held in Separate Account II.

Financial Statements will be added by a subsequent post-effective amendment.

Executive Officers and Directors. We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.

   Name and Position(s)
   With GE Life & Annuity*            Principal Occupations Last Five Years

   Ronald V. Dolan **           Director, Chairman  of the Board,  GE
                                Life & Annuity  since  1997 President and
                                Chief Executive  Officer of First Colony
                                Life    Insurance Company 1992-1997;
                                President, First Colony Corporation since 1985.
   Pamela S. Schutz**           President, GE Life & Annuity since 7/98;
                                President of The Harvest Life Insurance Company
                                5/97-7/98; President, GE Capital 2/78-5/97
   Selwyn L. Flournoy, Jr.**    Director, GE Life & Annuity since 5/89; Senior
                                Vice  President, GE Life & Annuity, since 1980.
                                Chief Financial Officer 1980-1998.
   Robert D. Chinn**            Director,   GE Life & Annuity  since 1997;
                                Senior Vice President--Agency,  GE Life
                                & Annuity, since 1/92; Vice President, GE
                                Life   & Annuity, since 1985.
   Elliott Rosenthal            Senior  Vice President--Investment
                                Products  since 1997,  Vice President and Senior
                                Investment Actuary, 1/95--4/97; Investment
                                Actuary, 1/82--2/95.
   Victor C. Moses              Director, GE Life & Annuity, since 5/96.
                                Director of GNA since April 1994.  Senior Vice
                                President, Business Development, and Chief
                                Actuary of GNA since May, 1993.  Senior Vice
                                President and Chief Financial Officer of
                                GNA, 1991-1993.  Vice President and Chief
                                Actuary of GNA, 1983-1991.  Senior Vice
                                President, Controller and Treasurer
                                CNA Investors Trust, 1992-1993.
   Geoffrey S. Stiff            Vice President and Director, GE Life &
                                Annuity, since 5/96.  Director of GNA since
                                April 1994. Senior Vice President, Chief
                                Financial Officer and Treasurer
                                of GNA since May 1993.  Vice President, Chief
                                Financial Officer and Director of Employers
                                Reinsurance Corporation 1987-1993.Senior Vice
                                President, Controller and Treasurer of
                                GNA Investors Trust since 1993.

------------------
*   Prior to 1999, GE Life & Annuity was known as Life of Virginia.
** Messrs. Dolan, Flournoy, Chinn and Ms. Schutz members of our Executive Committee.

         The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

         The principal business address for Mr. Dolan is First Colony Life Insurance Company, 700 Main Street, Post Office 1280, Lynchburg, VA 24505-1280.

         The principal business address for Mr. Moses is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101.

Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about Separate Account II, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec gov.


                           HYPOTHETICAL ILLUSTRATIONS

We have included illustrations in this prospectus, and use them in connection with your purchase of the Policy. These illustrations are based on hypothetical rates of return that are not guaranteed. The rates are illustrative only, and do not represent past or future performance. Your actual Policy values and benefits will be different from these illustrations.

The illustrations assume you paid planned premiums annually and the return on the assets in the Investment Subdivisions were a uniform gross annual rate of 0%, 6% or 12%, before deduction of any fees and charges. The values reflect the deduction of all Policy and Fund fees and charges. The tables also show planned premiums accumulated at 5% interest. The values under a Policy would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return used in the illustrations.

The illustrations assume an average annual expense ratio of .80% of the average daily net assets of the Funds available under the Policies, based on the estimated expense ratios of each of the Funds incurred in 1998, or on estimates, as may be the case. For information on Fund expenses, see the prospectus for the Funds accompanying this prospectus. The illustrations also take into account the charge by us to an Investment Subdivision for assuming mortality and expense risks, made daily at an annual rate of .70% of the net assets of the Investment Subdivision. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12%, correspond to approximate net annual rates of -1.50%, 4.50% and 10.50%, respectively.

The illustrations reflect the monthly deduction for the hypothetical Insured. We reflect our current charges and the higher guaranteed charges we have the contractual right to charge in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against Separate Account II and assume no Policy Debt or charges for supplemental benefits.

The illustration shows our sex distinct rates for non-tobacco users. Upon request, we will furnish a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated.



                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
Male Issue Age 45                                             Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                         Initial Premium and Planned
Death Benefit Option A                                           Premium (Payable Annually) (1)  $   13,100


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Maximum Charges(2)(3)   Return with Maximum Charges(2)(3)  Return with Maximum Charge(2)(3)
                            ----------------------------------- --------------------------------- ----------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death   Surrender   Account       Death
   of Policy     Interest     Value       Value      Benefit      Value       Value      Benefit    Value       Value      Benefit
                              -----       -----      -------      -----       -----      -------    -----       -----      -------
     Year        Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

      30

      35

------------------
*        Premium in addition to the planned premium is required to keep the
         Policy in effect.

(1) The values illustrated assume the planned premium of $13,100 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND  TO NET ANNUAL RATES OF -1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.





                                     FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 45                                    Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                Initial Premium and Planned
Death Benefit Option A                                   Premium (Payable Annually) (1)  $ 13,100


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Current Charges(2)(3)   Return with Current Charges(2)(3)  Return with Current Charge(2)(3)
                            ----------------------------------- --------------------------------------------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death   Surrender   Account       Death
   of Policy     Interest     Value       Value      Benefit      Value       Value      Benefit    Value       Value      Benefit
                              -----       -----      -------      -----       -----      -------    -----       -----      -------
     Year        Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

      30

      35

------------------
(1)      The values illustrated assume the planned premium of $13,100 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although we anticipate deducting these charges for the foreseeable future, THESE CHARGES ARE NOT
         GUARANTEED AND COULD BE RAISED AT OUR DISCRETION. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND  TO NET ANNUAL RATES OF -1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.





                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 45                                             Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                         Initial Premium and Planned
Death Benefit Option B                                           Premium (Payable Annually) (1)  $    5,000


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Maximum Charges(2)(3)   Return with Maximum Charges(2)(3)   Return with Maximum Charge(2)(3)
                            ----------------------------------- --------------------------------- ----------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death   Surrender   Account       Death
   of Policy     Interest     Value       Value      Benefit      Value       Value      Benefit    Value       Value      Benefit
                              -----       -----      -------      -----       -----      -------    -----       -----      -------
     Year        Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

      30

      35

------------------
*        Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $5,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND  TO NET ANNUAL RATES OF -1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.





                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 45                                             Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                         Initial Premium and Planned
Death Benefit Option B                                              Premium (Payable Annually) (1)        $
5,000


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Current Charges(2)(3)   Return with Current Charges(2)(3)  Return with Current Charge(2)(3)
                            ----------------------------------- --------------------------------- ----------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death   Surrender   Account       Death
   of Policy     Interest     Value       Value      Benefit      Value       Value      Benefit    Value       Value      Benefit
                              -----       -----      -------      -----       -----      -------    -----       -----      -------
     Year        Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

      30

      35

------------------
(1)      The values  illustrated assume the planned premium of $5,000 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although we anticipate deducting these charges for the foreseeable future, THESE CHARGES ARE NOT
         GUARANTEED AND COULD BE RAISED AT OUR DISCRETION. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND  TO NET ANNUAL RATES OF -1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.





                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 55                                                      Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                                  Initial Premium and Planned
Death Benefit Option B                                                     Premium (Payable Annually) (1) $   8,300


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Maximum Charges(2)(3)   Return with Maximum Charges(2)(3)  Return with Maximum Charge(2)(3)
                            ----------------------------------- --------------------------------- --------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death   Surrender                   Death
   of Policy     Interest     Value       Value      Benefit      Value       Value      Benefit    Value     Account Value  Benefit
                              -----       -----      -------      -----       -----      -------    -----             -----  -------
     Year        Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

      30

      35

------------------
*        Premium in addition to the planned premium is required to keep the policy in effect.

(1) The values illustrated assume the planned premium of $8,300 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND TO NET ANNUAL RATES OF - 1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.





                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 55                                                      Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                                  Initial Premium and Planned
Death Benefit Option B                                                     Premium (Payable Annually) (1)$    8,300


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Current Charges(2)(3)   Return with Current Charges(2)(3)  Return with Current Charge(2)(3)
                            ----------------------------------- --------------------------------- ----------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death     Surrender   Account     Death
   of Policy     Interest     Value       Value      Benefit      Value       Value      Benefit      Value       Value      Benefit
                              -----       -----      -------      -----       -----      -------      -----       -----      -------
     Year        Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

      30

      35

------------------
(1)      The values  illustrated assume the planned premium of $8,300 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although we anticipate deducting these charges for the foreseeable future, THESE CHARGES ARE NOT
         GUARANTEED AND COULD BE RAISED AT OUR DISCRETION. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND TO NET ANNUAL RATES OF - 1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.





                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 65                                                      Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                                  Initial Premium and Planned
Death Benefit Option B                                                     Premium (Payable Annually) (1)$    14,300


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Maximum Charges(2)(3)   Return with Maximum Charges(2)(3)  Return with Maximum Charge(2)(3)
                            ----------------------------------- --------------------------------- ----------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death   Surrender   Account     Death
   of Policy     Interest     Value       Value      Benefit      Value       Value      Benefit    Value       Value      Benefit
                              -----       -----      -------      -----       -----      -------    -----       -----      -------
     Year        Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

      30

      35

------------------
*        Premium in addition to the planned premium is required to keep the policy in effect.

(1) The values illustrated assume the planned premium of $14,300 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater then those shown.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND TO NET ANNUAL RATES OF - 1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.





                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 65                                                      Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                                  Initial Premium and Planned
Death Benefit Option B                                                     Premium (Payable Annually) (1)$    14,300


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Current Charges(2)(3)   Return with Current Charges(2)(3)  Return with Current Charge(2)(3)
                            ----------------------------------- --------------------------------- ----------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death     Surrender   Account     Death
of Policy Year   Interest     Value       Value      Benefit      Value       Value      Benefit      Value       Value      Benefit
          ----                -----       -----      -------      -----       -----      -------      -----       -----      -------
                 Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

      30

      35


------------------
(1)      The values illustrated assume the planned premium of $14,300 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although we anticipate deducting these charges for the foreseeable future, THESE CHARGES ARE NOT
         GUARANTEED AND COULD BE RAISED AT OUR DISCRETION. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND TO NET ANNUAL RATES OF - 1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.





                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue 75                                                          Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                                  Initial Premium and Planned
Death Benefit Option B                                                     Premium (Payable Annually) (1)$    25,800


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Maximum Charges(2)(3)   Return with Maximum Charges(2)(3)  Return with Maximum Charge(2)(3)
                            ----------------------------------- --------------------------------- ----------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death     Surrender   Account     Death
of Policy Year   Interest     Value       Value      Benefit      Value       Value      Benefit      Value       Value      Benefit
         -----                -----       -----      -------      -----       -----      -------      -----       -----      -------
                 Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

------------------
*        Premium in addition to the planned premium is required to keep the policy in effect.

(1) The values illustrated assume the planned premium of $25,800 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater then those shown.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND TO NET ANNUAL RATES OF - 1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.





                                      FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 75                                                      Initial Specified Amount           $250,000
Preferred Nonsmoker Underwriting Risk                                  Initial Premium and Planned
Death Benefit Option B                                                     Premium (Payable Annually) (1)$    25,800


                                 0% Assumed Hypothetical             6% Assumed Hypothetical           12% Assumed Hypothetical
                                 Gross Annual Investment             Gross Annual Investment           Gross Annual Investment
                            Return with Current Charges(2)(3)   Return with Current Charges(2)(3)  Return with Current Charge(2)(3)
                            ----------------------------------- --------------------------------- --------------------------------

                 Premiums
                 Accumulated
      End        At 5%      Surrender   Account       Death     Surrender   Account       Death     Surrender   Account     Death
of Policy Year   Interest     Value       Value      Benefit      Value       Value      Benefit      Value       Value      Benefit
         -----                -----       -----      -------      -----       -----      -------      -----       -----      -------
                 Per Year

       1

       2

       3

       4

       5

       6

       7

       8

       9

      10

      15

      20

      25

------------------
(1)      The values illustrated assume the planned premium of $25,800 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although we anticipate deducting these charges for the foreseeable future, THESE CHARGES ARE NOT
         GUARANTEED AND COULD BE RAISED AT OUR DISCRETION. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE  HYPOTHETICAL  GROSS  ANNUAL  INVESTMENT  RATES OF  RETURN  SHOWN  ABOVE AND
ELSEWHERE IN THIS  PROSPECTUS ARE  ILLUSTRATIVE  ONLY AND SHOULD NOT BE DEEMED A
REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL  INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS,  INCLUDING  PREVAILING  INTEREST RATES,  RATES OF
INFLATION,  AND THE ALLOCATIONS  MADE BY AN OWNER AMONG THE INVESTMENT  OPTIONS.
THE GROSS HYPOTHETICAL  INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE
CORRESPOND TO NET ANNUAL RATES OF - 1.50%,  4.50% AND 10.50%.  THE DEATH BENEFIT
AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT  RATE OF RETURN  AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS,  BUT
FLUCTUATED  ABOVE OR BELOW  THOSE  AVERAGES  FOR  INDIVIDUAL  POLICY  YEARS.  NO
REPRESENTATIONS  CAN  BE  MADE  BY US  OR  THE  FUNDS  THAT  THESE  HYPOTHETICAL
INVESTMENT  RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR  SUSTAINED  OVER
ANY PERIOD OF TIME.


                                     Part II

                                Other Information

Undertaking To File Reports

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Rule 484 Undertaking

         GE Life and Annuity Assurance  Company's By-laws provide, in Article V,
Section 5, for indemnification of directors, officers and employees of the Company.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Representation Pursuant To Section 26(e)(2)(A)

         GE Life & Annuity hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

Contents Of Registration Statement

This Registration Statement comprises the following Papers and Documents:

         The facing sheet.
         The prospectus consisting of ___ pages. The undertaking to file reports. The Rule 484 undertaking. Representation pursuant to Section 26(e)(2)(A).
         The Signatures.
         Written consents of the following persons:

         (a)      Patricia L. Dysart

         (b)      Messrs. Sutherland, Asbill & Brennan LLP

         (c) Bruce E. Booker, F.S.A.

         (d)      KPMG Peat Marwick LLP

         (e)      Ernst & Young LLP

         The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

(1)(a) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the establishment of Separate Account II.13/ --

(1)(b) Resolution of the Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account II.12/ --

(1)(c) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of the Fidelity Variable Insurance Products Fund II Asset Manager Portfolio and Neuberger and Berman Advisers Management Trust Balanced Portfolio.12/ --

(1)(d) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of Janus Aspen Series, Growth Portfolio, Aggressive Growth Portfolio and Worldwide Growth Portfolio.12/ --

(1)(e) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account II which invest in shares of the Utility Fund of the Investment Management Series.12/ --

(1)(f) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional Investment Subdivisions of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the Contrafund Portfolio of the Variable Insurance Products Fund II.12/ --

(1)(g) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional Investment Subdivisions of Separate Account II which invest in shares of the Alger American Growth Portfolio and the Alger American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series.12/ ---------

(1)(h) Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional Investment Subdivisions of Separate Account 4 investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen Series. 12/ --

(1)(i) Resolution of the Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Growth and Income Portfolio and Growth Opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; and Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.12/ --

(1)(j)  Resolution  of the Board of  Directors  of Life of Virginia  authorizing
     additional   Investment   Subdivisions   investing  in  shares  of  Capital
     Appreciation Portfolio of Janus Aspen Series.8/

(1)(k) Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of the Salomon Brothers Variable Series Funds, Inc.14/

1A(2) Not Applicable

1A(3)(a)  Underwriting  Agreement  dated  December  12,  199  between  The  Life
     Insurance Company of Virginia and Capital Brokerage Corporation.11/

1A(3)(b) Broker-Dealer Sales Agreement.11/

1A(4) Not Applicable

1A(5) Policy Form, Commonwealth Four.10/

1A(5)(a)    Endorsement to policy
            (a)      Accelerated Benefit Rider
            (b)      Disability Benefit Rider9/
            (c)      Disability Benefit Rider9/
            (d)      Insurance Rider for Additional Insured Person 9/
            (e)      Children's Insurance Rider9/
            (f)      Death Benefit Rider 9/
            (g)      Guarantee Account Rider 9/
            (h)      Unisex Rider9/
            (i)      Unit Value Endorsement9/

1A(6)(a) Articles of Incorporation of The Life Insurance Company of Virginia12/

1A(6)(b) By-Laws of The Life Insurance Company of Virginia12/

1A(7)    Not Applicable

1A(8)(b) Amendment to Participation  Agreement among Variable Insurance Products
     Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.7/

1A(8)(b)(i)  Amendment  to  Participation  Agreement  among  Variable  Insurance
     Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.7/

1A(8)(b)(ii)  Participation  Agreement among Variable  Insurance  Products Fund,
     Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.12/

1A(8)(c) Agreement  between  Oppenheimer  Variable  Account  Funds,  Oppenheimer
     Management Corporation, and The Life Insurance Company of Virginia.12/

1A(8)(d) Amendment to the Participation  Agreement between Oppenheimer  Variable
     Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.12/

1A(8)(e)  Participation  Agreement  among Variable  Insurance  Products Fund II,
     Fidelity Distributors Corporation and The Life Insurance Company of Virginia.12/

1A(8)(h) Fund  Participation  Agreement  between Janus Aspen Series and The Life
     Insurance Company of Virginia.12/

1A(8)(i) Fund  Participation  Agreement  between  Insurance  Management  Series,
     Federated Securities Corporation, and The Life Insurance Company of Virginia.12/

1A(8)(j) Fund  Participation  Agreement  between The Alger American  Fund,  Fred
     Alger and Company, Inc., and The Life Insurance Company of Virginia.6/

1A(8)(k) Fund  Participation  Agreement between Variable Insurance Products Fund
     III and The Life Insurance Company of Virginia.8/

1A(8)(l) Fund Participation Agreement between PBHG Insurance Series Fund, Inc., and The Life Insurance Company of Virginia.8/

1A(8)(m) Fund  Participation  Agreement between Goldman Sachs Variable Insurance
     Trust Fund and The Life Insurance Company of Virginia 13/

1A(8)(n) Fund  Participation  Agreement between Salomon Brothers Variable Series
     Fund and The Life Insurance Company of Virginia 13/

1A(8)(o) Fund Participation Agreement between GE Investments Funds, Inc. and The
     Life Insurance Company of Virginia. 14/

1A(9) Administrative Agreement12/

1A(10) Application for Commonwealth Four Policy9/

2    See Exhibit 1(A)5

3(a) Opinion and Consent of Counsel 14/

3(b) Consent of Messrs. Sutherland, Asbill & Brennan LLP 14/

3(c) Consent of KPMG Peat Marwick LLP 14/

4    Not Applicable

5    Not Applicable

6    Opinion and Consent of Bruce E. Booker, Actuary.14/

7 Memorandum describing Life of Virginia's Issuance, Transfer, Redemption and Exchange Procedures for the Policies.11/

8    Udertaking   to  Guarantee   performance   of   obligations   of  principal
     underwriter.12/ --

9    Power of Attorney dated April 16, 1997.8/ -

--------------------
1. Filed April 24, 1992 with Post-Effective Amendment Number 7 to Forms S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

2. Filed April 30, 1993 with Post-Effective Amendment Number 8 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

3. Filed April 29, 1994 with Post-Effective Amendment Number 9 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

4. Filed January 3, 1995 with Post-Effective Amendment Number 10 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

5. Filed April 28, 1995 with Post-Effective Amendment Number 11 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

6. Filed September 28, 1995 with Post-Effective Amendment Number 12 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

7. Filed May 1, 1996 with Post-Effective Amendment Number 13 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

8. Filed May 1, 1997 with Post-Effective Amendment Number 14 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651

9.       Filed November 18, 1997 with Pre-Effective  Amendment No. 1 to Form S-6
         for  Life  of  Virginia  Separate  Account  II,   Registration   Number
         333-32071.

10. Filed November 25, 1997 with initial filing to Form S-6 for Life of Virginia Separate Account II, Registration Number 333-41031

11. Filed February 20, 1998 with Pre-Effective Amendment No. 1 for Life of Virginia Separate Account II, Registration Number 333-41031.
12. Incorporated herein by reference with Post-Effective Amendment No. 9 for Life of Virginia Separate Account II, Registration Number 33-9651.
13 Incorporated herein by reference with Post-Effective Amendment No. 17 for Life of Virginia Separate Account II, Registration Number 33-9651
14       To be added by Post-Effective Amendment

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, GE Life & Annuity Separate Account II has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 5th day of February, 1999. 1999.


GE Life & Annuity Separate Account II

GE Life and Annuity Assurance Company
         (Depositor)


Attest: /s/LAURA C. DEUSEBIO

By:/s/SELWYN L. FLOURNOY, JR.
    Selwyn L. Flournoy, Jr.
     Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, GE Life and Annuity Assurance Company certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the5th day of February, 1999.

GE Life and Annuity Assurance Company


Attest: /s/LAURA C. DEUSEBIO
By:/s/SELWYN L. FLOURNOY, JR.
     Selwyn L. Flournoy, Jr.
     Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                        Title                                               Date

/s/RONALD V. DOLAN                      Director, Chairman of the Board
Ronald V. Dolan


_/s/SELWYN L. FLOURNOY, JR.             Director, Senior Vice President
Selwyn L. Flournoy, Jr.                 Chief Financial Officer


/s/ROBERT D. CHINN                      Director, Senior Vice President
Robert D. Chinn


/s/VICTOR C. MOSES                      Director
Victor C. Moses


/s/GEOFFREY S. STIFF
Geoffrey S. Stiff                       Director



By /s/SELWYN L. FLOURNOY, JR., pursuant to Power of Attorney executed on April 16, 1997.

                                  EXHIBIT LIST


Exhibits to be included in a subsequent post-effective amendment.

--------